Condensed Consolidated Statement of Changes in Equity - SEK (kr) kr in Millions		Share capital	Hedge reserve	Fair value reserve	Own credit risk	Defined benefit plans	Retained earnings	Total
Effects of the implementation of IFRS 9				kr (9)	kr (409)		kr 432	kr 14
Adjusted opening balance of equity		kr 3,990	kr 25		(409)	kr (4)	13,986	17,588
Net profit							312	312	[1]
Other comprehensive income			(10)		144	(24)		110
Total comprehensive income			(10)		144	(24)	312	422	[1]
Dividend							(232)	(232)
Balance at the end of the period at Jun. 30, 2018	[2]	3,990	15		(265)	(28)	14,066	17,778
Net profit							648	648	[1]
Other comprehensive income			(19)		292	(38)		235
Total comprehensive income			(19)		292	(38)	648	883	[1]
Dividend							(232)	(232)
Balance at the end of the period at Dec. 31, 2018	[2]	3,990	6		(117)	(42)	14,402	18,239
Net profit							536	536	[1]
Other comprehensive income			(6)		43	(22)		15
Total comprehensive income			kr (6)		43	(22)	536	551	[1]
Dividend							(194)	(194)
Balance at the end of the period at Jun. 30, 2019	[2]	kr 3,990			kr (74)	kr (64)	kr 14,744	kr 18,596

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	The entire equity is attributable to the shareholder of the Parent Company.